CASH AND CASH EQUIVALENTS - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Average deposit remuneration rate	103.00%	103.20%
Average repurchase operations remuneration rate	100.00%	100.00%